Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 746,000	$ 2,338,000	$ 2,815,000
Trading marketable securities		0	7,611,000
Prepaid expenses and other current assets	212,000	219,000	554,000
Deferred offering costs	424,000
Total Current Assets	1,382,000	2,557,000	10,980,000
Operating lease right-of-use assets	91,000	99,000	21,000
Intangible asset	2,039,000	2,039,000	2,039,000
Other assets	3,000	3,000	3,000
TOTAL ASSETS	3,515,000	4,698,000	13,043,000
Current Liabilities
Accounts payable and accrued liabilities	2,509,000	1,679,000	1,238,000
Due to related parties	23,000	61,000	30,000
Operating lease liabilities - current portion	36,000	35,000	23,000
Advances from investors	236,000
Total Current Liabilities	2,804,000	1,772,000	1,291,000
Operating Lease, Liability, Noncurrent	59,000	69,000	0
TOTAL LIABILITIES	2,863,000	1,841,000	1,291,000
STOCKHOLDERS' EQUITY
Preferred Stock, par value $0.001, 69,445 shares authorized, 0 shares issued and outstanding as of March 31, 2025 and December 31, 2024	0	0	0
Common Stock, par value $0.001, 8,333,333 shares authorized and 567,582 shares issued and outstanding as of March 31, 2025, and December 31, 2024	1,000	1,000	1,000
Additional paid-in capital	53,386,000	53,194,000	52,264,000
Accumulated deficit	(52,508,000)	(50,136,000)	(40,310,000)
Accumulated other comprehensive loss	(227,000)	(202,000)	(203,000)
TOTAL STOCKHOLDERS' EQUITY	652,000	2,857,000	11,752,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,515,000	$ 4,698,000	$ 13,043,000